Convertible Debt - Schedule of Promissory Notes (Details)	Dec. 31, 2024
Bottom of Range [Member] | Stock price [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	1.6
Bottom of Range [Member] | Expected life in years [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.5
Bottom of Range [Member] | Risk free rate [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	4.24
Bottom of Range [Member] | Expected volatility [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	105
Top of Range [Member] | Stock price [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	4.32
Top of Range [Member] | Expected life in years [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.92
Top of Range [Member] | Risk free rate [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	5.56
Top of Range [Member] | Expected volatility [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	150